CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 96,392,261	$ 48,234,280	$ 28,764,598
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	7,161,602	5,038,074	4,952,236
Gain on obligation under "Make-Good Escrow"	(14,101,247)	0	0
Loss on derivative	6,762,079	11,298	0
Changes in operating assets and liabilities:
Accounts receivable, net	(13,231,643)	(12,536,435)	0
Cost and estimated earnings in excess of billings on contracts in progress	(12,820,576)	1,418,098	(2,210,343)
Other receivables	(2,013)	(905)	(311)
Prepaid expenses	(4,653,504)	0	0
Inventories	(1,792,368)	236,039	(429,018)
Accounts payable	(1,027,530)	4,380,904	0
Income tax payable	3,150,401	2,656,355	(179,402)
Accrued liabilities and other payables	1,313,630	2,319,980	55,179
Net cash provided by operating activities	67,151,092	51,757,688	30,952,939
Cash flows from investing activities:
Deposits paid for dredgers	(20,162,854)	(12,194,972)	(2,196,096)
Changes in security deposits	(25,746,413)	(12,440,092)	0
Purchase of property, plant and equipment	(1,902,615)	(329,951)	0
Net cash used in investing activities	(47,811,882)	(24,965,015)	(2,196,096)
Cash flows from financing activities:
Repayment of term loans	0	(21,818,236)	(1,830,080)
Proceeds from term loans	0	11,389,859	3,367,348
Repayment of dredger payable	0	0	(17,838,704)
Proceeds from share issue	0	46,443,286	0
Capital contributions from capital issue to Wonder Dredging/Fujian Service	0	878,876	9,516,419
Advance from related companies	12,408	888	0
Net cash provided by/(used in) financing activities	12,408	36,894,673	(6,785,017)
Net increase in cash	19,351,618	63,687,346	21,971,826
Effect of exchange rate changes on cash	4,525,454	1,501,657	9,501
Cash as of January 1	88,532,472	23,343,469	1,362,142
Cash as of December 31	112,409,544	88,532,472	23,343,469
Supplemental disclosures of cash flow information:
Interest paid	0	871,794	753,776
Income tax paid	26,956,670	13,900,042	9,776,054
Supplemental disclosures of non-cash transactions:
Accretion of discount on Class A Preferred Shares	6,135,012	22,293,720	0
Transfer of deposits paid for dredgers to property, plant and equipment	$ 12,786,799	$ 0	$ 0